Derivative instruments and hedging activities - Schedule of derivatives used for trading and non-trading purposes (Detail) - Derivatives used for trading and non-trading purposes [Member] - JPY (¥)
¥ in Billions
		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1],[2]	¥ 13	¥ 49	¥ (48)
Equity contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1],[2]	(32)	106	65
Interest rate contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1],[2]	104	(257)	180
Credit contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1],[2]	(19)	129	(45)
Foreign exchange contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1],[2]	(50)	49	(284)
Commodity contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1],[2]	¥ 10	¥ 22	¥ 36

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[2]	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the years ended March 31, 2017, 2018 and 2019, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.